Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 24.0%
1,668,494	Bayview MSR Opportunity Master Fund Trust, Series 2021-INV5 A-5#^	2.50%	11/25/2051	1,451,997
1,769,790	Bayview Opportunity Master Fund VI Trust, Series 2021-INV6 A-5#^	2.50%	10/25/2051	1,535,119
500,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	478,820
1,666,684	FHLMC PC, Pool# WA-3311	2.21%	04/01/2038	1,255,117
1,555,364	FHLMC PC, Pool# SD-0913	2.50%	02/01/2052	1,348,433
872,067	FHLMC PC, Pool# QE-0622	2.00%	04/01/2052	728,713
1,362,693	FHLMC PC, Pool# RA-7927	4.50%	09/01/2052	1,338,020
981,288	FHLMC PC, Pool# QF-0492	5.50%	09/01/2052	1,003,788
479,641	FHLMC REMIC, Series 5145 AB	1.50%	09/25/2049	385,260
898,416	FHLMC REMIC, Series 4634 MA	4.50%	11/15/2054	901,014
126,808	FHMS, Series Q-006 APT2#	2.76%	10/25/2028	121,130
86,818	FHMS, Series Q-010 APT1#	4.34%	04/25/2046	86,432
80,841	FHMS, Series Q-007 APT1#	4.73%	10/25/2047	80,455
750,000	FNMA, Pool# BL1160	3.64%	01/01/2026	732,759
8,456	FNMA, Pool# 628837	6.50%	03/01/2032	8,731
374,353	FNMA, Pool# MA2998	3.50%	04/01/2032	364,962
12,458	FNMA, Pool# 663238	5.50%	09/01/2032	12,595
18,191	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	3.27%	11/01/2033	17,749
9,205	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	4.41%	12/01/2033	9,069
21,071	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	3.90%	02/01/2034	20,682
1,523,597	FNMA, Pool# BQ3248	2.00%	11/01/2050	1,265,120
1,440,658	FNMA, Pool# BQ6307	2.00%	11/01/2050	1,196,359
778,999	FNMA, Pool# MA4208	2.00%	12/01/2050	647,129
850,049	FNMA, Pool# BR5634	2.00%	03/01/2051	706,571
1,100,904	FNMA, Pool# FM6555	2.00%	04/01/2051	914,733
1,191,055	FNMA, Pool# MA4492	2.00%	12/01/2051	987,728
1,559,732	FNMA, Pool# FS0348	2.00%	01/01/2052	1,296,964
1,392,520	FNMA, Pool# CB2548	2.50%	01/01/2052	1,205,927
697,048	FNMA, Pool# BW0025	4.00%	07/01/2052	669,788
37,284	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	150
325,715	FNMA REMIC Trust, Series 2016-M10 AV1	2.35%	11/25/2045	312,681
190,151	FREMF Mortgage Trust, Series 2020-KF74 B (1 Month LIBOR USD + 2.15%)^	6.82%	01/25/2027	185,961
2,476,815	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	1,922,668
9,321	GNMA, Pool# 781186X	9.00%	06/15/2030	9,298
778,120	GNMA, Pool# CM0214H (1 Year CMT Rate + 2.09%)	7.11%	02/20/2072	823,766
678,444	GNMA, Pool# CM0231H (1 Year CMT Rate + 2.11%)	7.12%	02/20/2072	719,169
1,397,814	GS Mortgage-Backed Securities Trust, Series 2022-LTV1 A8#^	3.00%	06/25/2052	1,240,748
990,026	J.P. Morgan Mortgage Trust, Series 2020-LTV2 A15#^	3.00%	11/25/2050	902,316
1,412,259	J.P. Morgan Mortgage Trust, Series 2022-LTV2 A4#^	3.50%	09/25/2052	1,279,452
1,834,343	RCKT Mortgage Trust, Series 2022-1 A5#^	2.50%	01/25/2052	1,591,113
1,791,927	RCKT Mortgage Trust, Series 2022-2 A6#^	2.50%	02/25/2052	1,554,321
Total Mortgage Backed Securities (Cost $33,910,591)				31,312,807

Corporate Bonds & Notes - 17.7%
732,000	Alexandria Real Estate Equities, Inc.	3.38%	08/15/2031	650,068
686,000	American Tower Corp.	3.60%	01/15/2028	644,053
1,485,000	Analog Devices, Inc.	1.70%	10/01/2028	1,292,162
754,000	Aptiv PLC	3.25%	03/01/2032	657,383
1,349,000	Citigroup, Inc.	3.20%	10/21/2026	1,273,874
1,311,000	Clorox Co.	4.40%	05/01/2029	1,296,173
694,000	Comcast Corp.	3.40%	04/01/2030	649,213
701,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	646,411
719,000	Crown Castle, Inc.	3.30%	07/01/2030	648,780
1,315,000	Dollar General Corp.	3.88%	04/15/2027	1,283,506
1,296,000	Dollar Tree, Inc.	4.20%	05/15/2028	1,262,760
680,000	Fortis, Inc.	3.06%	10/04/2026	638,721
1,325,000	Hasbro, Inc.	3.55%	11/19/2026	1,246,777
644,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	631,052
1,291,000	Keysight Technologies, Inc.	4.60%	04/06/2027	1,277,452
1,345,000	Morgan Stanley	3.13%	07/27/2026	1,274,861
1,314,000	NXP BV	3.88%	06/18/2026	1,269,714
610,000	Oracle Corp.	6.15%	11/09/2029	650,016
764,000	PerkinElmer, Inc.	1.90%	09/15/2028	653,171
604,000	SYSCO Corp.	5.95%	04/01/2030	640,829
1,275,000	Trimble, Inc.	6.10%	03/15/2033	1,288,570
1,451,000	Verizon Communications, Inc.	2.10%	03/22/2028	1,293,125
1,354,000	Wells Fargo & Co.	3.00%	10/23/2026	1,267,769
730,000	Xylem, Inc.	1.95%	01/30/2028	646,553
Total Corporate Bonds & Notes (Cost $25,098,650)				23,082,993

Asset Backed Securities - 5.9%
510,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	499,651
900,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	831,403
348,514	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	335,286
88,014	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	84,556
384,409	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	366,199
1,314,087	FREED ABS Trust, Series 2022-1FP B^	1.91%	03/19/2029	1,291,185
590,000	GTP Acquisition Partners I LLC, Series 2015-1-2^	3.48%	06/15/2050	564,776
1,575,000	HPEFS Equipment Trust, Series 2021-2A B^	0.61%	09/20/2028	1,531,165
386,247	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	385,492
497,861	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	472,491
286,743	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	282,488
145,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	137,320
166,294	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	165,508
400,000	SBA Tower Trust, Series 2020-1-2^	1.88%	07/15/2050	361,812
445,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	428,603
Total Asset Backed Securities (Cost $8,105,903)				7,737,935

U.S. Treasury Notes - 32.1%
3,320,000	United States Treasury Note	2.75%	05/15/2025	3,233,823
6,775,000	United States Treasury Note	2.25%	03/31/2026	6,481,637
6,395,000	United States Treasury Note	2.88%	05/15/2028	6,170,550
6,200,000	United States Treasury Note	3.25%	06/30/2029	6,080,117
4,385,000	United States Treasury Note	0.88%	11/15/2030	3,631,414
18,635,000	United States Treasury Note	1.88%	02/15/2032	16,360,220
Total U.S. Treasury Notes (Cost $44,484,237)				41,957,761

Shares/Par Value
Affiliated Mutual Funds - 11.7%
1,654,617	Brown Advisory Mortgage Securities Fund - Institutional Shares			15,321,756
Total Affiliated Mutual Funds (Cost $16,952,513)				15,321,756

Short-Term Investments - 8.0%
Money Market Funds - 4.2%
5,539,497	First American Government Obligations Fund — Class Z, 4.61%*			5,539,497
U.S. Treasury Bills - 3.8%
5,000,000	United States Treasury Bill, 04/27/2023, 4.60%+			4,984,683
Total Short-Term Investments (Cost $10,523,070)				10,524,180
Total Investments - 99.4% (Cost $139,074,964)				129,937,432
Other Assets in Excess of Liabilities - 0.6%				795,170
NET ASSETS - 100.0%				$130,732,602

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
~ Interest only security
* Annualized seven-day yield as of the date of this report.
+ Zero coupon bond. Rate disclosed is calculated yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in affiliated mutual funds and money market funds, with a total market value of $20,861,253, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities, U.S. Treasury Notes and Bills, with a total market value of $109,076,179, were categorized as Level 2.

Futures Contracts - Long
The Brown Advisory Intermediate Income Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	55	06/30/2023	$5,902,012	$6,022,930	$120,918
U.S. Treasury 2-Year Note Futures	85	06/30/2023	17,369,557	17,548,516	178,959
U.S. Treasury Long Bond Futures	7	06/21/2023	881,854	918,094	36,240
			$24,153,423	$24,489,540	$336,117
Futures Contracts - Short
The Brown Advisory Intermediate Income Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Note Futures	(30)	06/21/2023	$(3,352,064)	$(3,447,656)	$(95,592)
U.S. Treasury 10-Year Ultra Futures	(74)	06/21/2023	(8,670,061)	(8,964,406)	(294,345)
U.S. Treasury Ultra Bond Futures	(1)	06/21/2023	(135,467)	(141,125)	(5,658)
			$(12,157,592)	$(12,553,187)	$(395,595)

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Investments in Affiliates
See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 06/30/2022	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 03/31/2023	Dividend Income	Capital Gain Distributions	Shares Owned at 03/31/2023
$17,238,512	$-	$(1,319,360)	$(178,456)	$(418,940)	$15,321,756	$349,727	$-	1,654,617